Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current
State		$ 63
Deferred
Federal	(513)
State	(60)
Foreign	(123)
Income tax expense	$ (696)	$ 63